Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2014
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated July 25, 2014 to the

GMO Trust Prospectus and Statement of Additional Information,

each dated June 30, 2014

GMO Benchmark-Free Allocation Fund

GMO Benchmark-Free Allocation Fund may invest in GMO Special Opportunities Fund, another series of GMO Trust offered by a separate prospectus. All references in the Prospectus to the "underlying Funds" of GMO Benchmark-Free Allocation Fund are amended to reflect the foregoing. For information about GMO Special Opportunities Fund, see "Investment in Other GMO Funds" below.

GMO Benchmark-Free Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated July 25, 2014 to the

GMO Trust Prospectus and Statement of Additional Information,

each dated June 30, 2014

GMO Benchmark-Free Allocation Fund

GMO Benchmark-Free Allocation Fund may invest in GMO Special Opportunities Fund, another series of GMO Trust offered by a separate prospectus. All references in the Prospectus to the "underlying Funds" of GMO Benchmark-Free Allocation Fund are amended to reflect the foregoing. For information about GMO Special Opportunities Fund, see "Investment in Other GMO Funds" below.